Stockholders' Equity (Deficit) (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			2 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 Wunderlich Securities, Inc [Member]	Dec. 31, 2013 Colorado Financial Service Corporation [Member]	Dec. 31, 2013 William K Nasser [Member]	Nov. 30, 2013 FracRock International, Inc [Member] Number
Number of common stock sold in private placements										854,367
Number of accredited investors received shares in private placement										35
Proceeds from private placements										$ 5,126,202
Cash commission paid for placement agents for consideration of services							133,543	187,000
Due diligence and related activities fees							8,186	11,688	49,800
Payments for legal fees									42,874
Common stock, shares authorized	200,000,000		200,000,000	100,000,000
Preferred stock, shares outstanding	0		0	1,050,000	1,050,000	0
Preferred stock converted to common stock, number				1,050,000
Preferred stock converted into common stock price per share				$ 3.33
Preferred stock conversion amount				3,500,000
Preferred stock, shares authorized	50,000,000		50,000,000		1,050,000	48,950,000
Preferred stock converted into common stock				3,500,000
Issuance of common stock warrants	100,000
Issuance common stock warrants amount	$ 7
Warrants expiration year after the date of issuance		5 years	5 years